Document and Entity Information	Oct. 03, 2024
Cover [Abstract]
Entity Registrant Name	MURPHY OIL CORP
Amendment Flag	false
Entity Central Index Key	0000717423
Document Type	8-K
Document Period End Date	Oct. 03, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-8590
Entity Tax Identification Number	71-0361522
Entity Address, Address Line One	9805 Katy Fwy
Entity Address, Address Line Two	Suite G-200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	675-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false